Document And Entity Information	12 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Filer Category	Accelerated Filer